Derivative Instruments (Offsetting Derivative Assets) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 24,975,473	$ 9,823,141
Gross amounts offset in the Statement of Financial Condition	(22,830,016)	(4,667,811)
Net amounts of assets presented in the Statement of Financial Condition	2,145,457	5,155,330
Collateral Received	$ (2,145,457)	(3,408,372)
Net Amount		$ 1,746,958
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 816,611	$ 2,206,454
Collateral Received	(816,611)	(2,206,454)
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		1,092,865
Net Amount		1,092,865
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		654,093
Net Amount		654,093
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,328,846	1,201,918
Collateral Received	(1,328,846)	(1,201,918)
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	24,975,473	6,287,439
Gross amounts offset in the Statement of Financial Condition	(22,830,016)	(2,879,067)
Net amounts of assets presented in the Statement of Financial Condition	2,145,457	3,408,372
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	8,020,778	3,612,002
Gross amounts offset in the Statement of Financial Condition	(7,204,167)	(1,405,548)
Net amounts of assets presented in the Statement of Financial Condition	816,611	2,206,454
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	16,954,695	2,675,437
Gross amounts offset in the Statement of Financial Condition	(15,625,849)	(1,473,519)
Net amounts of assets presented in the Statement of Financial Condition	$ 1,328,846	1,201,918
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		3,535,702
Gross amounts offset in the Statement of Financial Condition		(1,788,744)
Net amounts of assets presented in the Statement of Financial Condition		1,746,958
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,707,952
Gross amounts offset in the Statement of Financial Condition		(615,087)
Net amounts of assets presented in the Statement of Financial Condition		1,092,865
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,827,750
Gross amounts offset in the Statement of Financial Condition		(1,173,657)
Net amounts of assets presented in the Statement of Financial Condition		$ 654,093